ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	May 10, 2019 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	May 10, 2019 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Summary of Organization and Principal Activities [Line Items]
Contractual consideration net of funds remaining in the investor assurance program			¥ 130,722	$ 18,777
Guarantee liability | ¥						¥ 4,060
Shares par value | $ / shares				$ 0.000000005
Common shares, shares issued (in shares) | shares			216,100,000	216,100,000
Stock issued equivalent common stock shares | shares	16,100,000
IPO Expenses Capitalization | ¥	¥ 234,354
American Depositary Share [Member]
Summary of Organization and Principal Activities [Line Items]
Shares issued in initial public offering ("IPO") (in shares) | shares	4,025,000
Shares issued, price per share | $ / shares					$ 10.50
Common Class A [Member]
Summary of Organization and Principal Activities [Line Items]
Shares par value | $ / shares				$ 0.000000005			$ 0.000000005
Common shares, shares issued (in shares) | shares			100,100,000	100,100,000		84,000,000
Shares issued in initial public offering ("IPO") (in shares) | shares			16,100,000
Common Class B [Member]
Summary of Organization and Principal Activities [Line Items]
Shares par value | $ / shares				$ 0.000000005			$ 0.000000005
Common shares, shares issued (in shares) | shares			116,000,000	116,000,000		116,000,000
Shanghai Niwodai Finance Information Co., Ltd. ("Niwodai Finance")
Summary of Organization and Principal Activities [Line Items]
Investor assurance fund | ¥		¥ 136,300
Shanghai Caiyin Asset Management Co., Ltd. ("Shanghai Caiyin")
Summary of Organization and Principal Activities [Line Items]
Total consideration | ¥		700,000
Guarantee liability | ¥			¥ 2,900,000
Shanghai Caiyin Asset Management Co., Ltd. ("Shanghai Caiyin") | Shanghai Niwodai Finance Information Co., Ltd. ("Niwodai Finance")
Summary of Organization and Principal Activities [Line Items]
Contractual consideration net of funds remaining in the investor assurance program | ¥		¥ 563,700